INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	For the Six Months Ended June 30,
	2019	2018
Current income tax
U.S.	$-	$-
Taiwan	-	25,295
PRC	-	-
Sub total	-	25,295

Deferred income tax
U.S.
Deferred tax assets for NOL carryforwards	(3,523)	(25,320)
Valuation allowance	3,523	25,320
Net changes in deferred income tax (benefit)	-	-
Total income tax provision	$-	$25,295

	For the Years Ended December 31,
	2018	2017
Current income tax
U.S.	$-	$-
Taiwan	17,795	39,708
Sub total	17,795	39,708
Deferred income tax
U.S.
Deferred tax assets for NOL carryforwards	(30,245)	(17,096)
Valuation allowance	30,245	17,096
Net changes in deferred income tax (benefit)	-	-
Total provision income tax	$17,795	$39,708

Schedule of reconciliation of statutory tax rate to effective tax rate
	For the Six Months Ended June 30,
	2019	2018

U.S. statutory income tax rate	21%	21%
Taiwan unified income tax rate	20%	20%
PRC standard EIT rate	25%	N/A
Changes in valuation allowance	(66)%	(41)%
Other	-%	-%
Effective combined income tax rate	-%	-%

	For the Years Ended December31,
	2018	2017

U.S. statutory income tax rate	21%	34%
Taiwan unified income tax rate	20%	17%
Provisional remeasurement of deferred taxes (U.S.)	-	(13)%
Changes in valuation allowance	(21)%	(21)%
Other	(18)%	(13)%
Effective combined income tax rate	2%	4%

Schedule of components of the deferred taxes
	June 30,	December 31,
	2019	2018
Deferred tax assets:	(Unaudited)
Net operating loss carryforwards	$114,569	$111,556
Less: Valuation allowance	(114,569)	(111,556)
Deferred tax assets, net	$-	$-

	December 31,	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$111,556	$81,311
Less: Valuation allowance	(111,556)	(81,311)
Deferred tax assets, net	$-	$-